Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	$ 1,168,288	$ 1,135,005
Issued debt instruments non current	7,228,772	7,069,172
Issued debt instruments	8,397,060	8,204,177
Other financial liabilities current	182,646	184,028
Other financial liabilities non current	261	290
Other financial liabilities	182,907	184,318
Issued debt instruments and other financial liabilities current	1,350,934	1,319,033
Issued debt instruments and other financial liabilities non current	7,229,033	7,069,462
Issued debt instruments and other financial liabilities	8,579,967	8,388,495
Mortgage Finance Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	3,946	4,982
Issued debt instruments non current	3,533	7,332
Issued debt instruments	7,479	12,314
Senior Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	1,158,301	1,124,558
Issued debt instruments non current	5,688,533	5,625,431
Issued debt instruments	6,846,834	6,749,989
Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	6,041	5,465
Issued debt instruments non current	75,069	78,870
Issued debt instruments	81,110	84,335
Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current
Issued debt instruments non current	1,461,637	1,357,539
Issued debt instruments	$ 1,461,637	$ 1,357,539